Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 858,277,413	R$ 811,921,798
Curve value	(5,247,457)	(1,927,124)
Financial assets, at fair value	(35,508)	(865,997)
Notional amount	858,277,413	811,921,798
Swap contract [member] | Trading Assets [Member]
IfrsStatementLineItems [Line Items]
Curve value	11,989,199	9,193,215
Financial assets, at fair value	16,710,659	12,360,719
Notional amount	421,892,846	402,812,781
Swap contract [member] | Trading Assets [Member] | C D I Interbank Deposit Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	8,288,494	5,054,833
Financial assets, at fair value	9,155,516	6,383,261
Notional amount	212,769,602	188,604,258
Swap contract [member] | Trading Assets [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	3,593,516	4,136,463
Financial assets, at fair value	7,449,012	5,977,193
Notional amount	207,863,441	212,970,458
Swap contract [member] | Trading Assets [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	107,189	1,919
Financial assets, at fair value	106,131	265
Notional amount	1,259,803	1,238,065
Swap contract [member] | Tradng Liabilities [Member]
IfrsStatementLineItems [Line Items]
Curve value	(17,236,656)	(11,120,339)
Financial assets, at fair value	(16,746,167)	(13,226,716)
Notional amount	436,384,567	409,109,017
Swap contract [member] | Tradng Liabilities [Member] | C D I Interbank Deposit Rates [Member]
IfrsStatementLineItems [Line Items]
Curve value	(13,645,096)	(9,117,639)
Financial assets, at fair value	(13,848,265)	(9,680,343)
Notional amount	300,101,297	262,437,458
Swap contract [member] | Tradng Liabilities [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value	(3,588,425)	(1,907,489)
Financial assets, at fair value	(2,726,684)	(3,332,851)
Notional amount	133,470,413	143,788,702
Swap contract [member] | Tradng Liabilities [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(3,135)	(95,211)
Financial assets, at fair value	(171,218)	(213,522)
Notional amount	2,812,857	2,882,857
Option contract [member]
IfrsStatementLineItems [Line Items]
Curve value	(1,728,092)	(1,112,873)
Financial assets, at fair value	505,859	(49,854)
Notional amount	538,580,487	857,662,210
Option contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	2,889,580	2,252,815
Financial assets, at fair value	4,960,933	2,635,507
Notional amount	248,136,848	419,095,673
Option contract [member] | Purchased Position [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	1,170,432	497,534
Financial assets, at fair value	2,035,002	426,074
Notional amount	17,652,929	7,711,827
Option contract [member] | Purchased Position [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	449,432	408,144
Financial assets, at fair value	297,814	489,785
Notional amount	10,969,754	5,326,447
Option contract [member] | Purchased Position [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	769,593	661,537
Financial assets, at fair value	2,530,004	1,183,085
Notional amount	25,078,274	89,142,771
Option contract [member] | Purchased Position [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	420,720	217,219
Financial assets, at fair value	1,456,616	265,824
Notional amount	4,228,408	3,729,452
Option contract [member] | Purchased Position [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	348,873	444,318
Financial assets, at fair value	1,073,388	917,261
Notional amount	20,849,866	85,413,319
Option contract [member] | Purchased Position [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	500,123	685,600
Financial assets, at fair value	98,113	536,563
Notional amount	194,435,891	316,914,628
Option contract [member] | Purchased Position [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	111,802	46,852
Financial assets, at fair value	80,262	30,439
Notional amount	553,161	543,157
Option contract [member] | Purchased Position [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	388,321	638,748
Financial assets, at fair value	17,851	506,124
Notional amount	193,882,730	316,371,471
Option contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Curve value	(4,617,672)	(3,365,688)
Financial assets, at fair value	(4,455,074)	(2,685,360)
Notional amount	290,443,639	438,566,536
Option contract [member] | Sold Position [Member] | Call Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(597,168)	(288,349)
Financial assets, at fair value	(786,706)	(466,324)
Notional amount	10,516,526	3,453,152
Option contract [member] | Sold Position [Member] | Put Option U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Curve value	(555,932)	(288,799)
Financial assets, at fair value	(275,212)	(431,952)
Notional amount	11,046,513	4,642,411
Option contract [member] | Sold Position [Member] | Call Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(2,868,865)	(2,029,925)
Financial assets, at fair value	(3,203,477)	(999,258)
Notional amount	57,500,051	113,106,162
Option contract [member] | Sold Position [Member] | Call Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(2,104,995)	(1,479,724)
Financial assets, at fair value	(1,578,796)	(710,121)
Notional amount	21,145,788	17,295,280
Option contract [member] | Sold Position [Member] | Call Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(763,870)	(550,201)
Financial assets, at fair value	(1,624,681)	(289,137)
Notional amount	36,354,263	95,810,882
Option contract [member] | Sold Position [Member] | Put Option Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	(595,707)	(758,615)
Financial assets, at fair value	(189,679)	(787,826)
Notional amount	211,380,549	317,364,811
Option contract [member] | Sold Position [Member] | Put Option Other [Member] | Interbank Market [Member]
IfrsStatementLineItems [Line Items]
Curve value	(155,776)	(24,912)
Financial assets, at fair value	(29,908)	(23,004)
Notional amount	1,395,691	370,221
Option contract [member] | Sold Position [Member] | Put Option Other [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(439,931)	(733,703)
Financial assets, at fair value	(159,771)	(764,822)
Notional amount	209,984,858	316,994,590
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	785,337,224	325,170,915
Futures contract [member] | Purchased Position [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Notional amount	396,239,839	164,682,752
Futures contract [member] | Purchased Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	106,481,787	68,838,058
Futures contract [member] | Purchased Position [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,456,883	988,325
Futures contract [member] | Purchased Position [Member] | Exchange Coupon D D I [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	143,814,584	41,331,942
Futures contract [member] | Purchased Position [Member] | Interest Rates D I 1 And D I A [Member]
IfrsStatementLineItems [Line Items]
Curve value
Financial assets, at fair value
Notional amount	135,768,788	48,254,715
Futures contract [member] | Purchased Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	7,717,797	5,269,712
Futures contract [member] | Sold Position [Member]
IfrsStatementLineItems [Line Items]
Notional amount	389,097,385	160,488,163
Futures contract [member] | Sold Position [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Notional amount	96,976,790	64,559,123
Futures contract [member] | Sold Position [Member] | Indexes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	7,717,797	5,269,712
Futures contract [member] | Sold Position [Member] | Foreign Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Notional amount	143,814,584	41,331,942
Futures contract [member] | Sold Position [Member] | Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Notional amount	138,131,331	48,339,061
Futures contract [member] | Sold Position [Member] | Treasury Bonds Notes [Member]
IfrsStatementLineItems [Line Items]
Notional amount	2,456,883	988,325
Futures contract [member] | Purchased Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	13,065,871	17,249,113
Financial assets, at fair value	18,534,707	14,298,496
Notional amount	226,379,907	167,191,253
Futures contract [member] | Purchased Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	8,416,488	206,782
Financial assets, at fair value	15,917,171	9,365,777
Notional amount	49,898,477	32,580,636
Futures contract [member] | Purchased Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	4,649,383	17,042,331
Financial assets, at fair value	2,617,536	4,932,719
Notional amount	176,481,430	134,610,617
Futures contract [member] | Sold Commitment [Member]
IfrsStatementLineItems [Line Items]
Curve value	(6,390,856)	(13,960,232)
Financial assets, at fair value	(18,209,033)	(9,028,351)
Notional amount	217,342,349	163,818,025
Futures contract [member] | Sold Commitment [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Curve value	(456,847)	(749,229)
Financial assets, at fair value	(12,057,769)	(7,262,161)
Notional amount	39,576,293	33,038,737
Futures contract [member] | Sold Commitment [Member] | Currencies [Member]
IfrsStatementLineItems [Line Items]
Curve value	(5,934,009)	(13,211,003)
Financial assets, at fair value	(6,151,264)	(1,766,190)
Notional amount	177,766,056	130,779,288
Forward Contracts And Other [Member]
IfrsStatementLineItems [Line Items]
Curve value	6,675,015	3,288,881
Financial assets, at fair value	325,674	5,270,145
Notional amount	R$ 443,722,256	R$ 331,009,278